TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
VAT payable	$ 20,870	$ 22,262
Supplier withholding income taxes	7,022	5,461
Wage withholding taxes	3,044	213
Personal properties tax accrual	1,736	1,308
Sales taxes payable	1,648	1,645
Taxes payable related to Argentine Knowledge Economic Law	465	163
Other	2,131	2,177
Tax liabilities	$ 36,916	$ 33,229